Condensed Consolidated Statements of Mezzanine and Members' Equity (Q3) - USD ($) $ in Thousands	Total	Capital Unit, Class A	Capital Unit, Class A-1	Capital Unit, Class B	Common Class A	Common Class B	Common Stock Common Class A	Common Stock Common Class B	Common Units Capital Unit, Class A	Common Units Capital Unit, Class A-1	Common Units Capital Unit, Class B	Common Units Capital Unit, Class B-1	AOCI	Additional Paid in Capital	AOCI	Noncontrolling Interest	Retained Earnings (Deficit)
Beginning balance at Dec. 31, 2019	$ 9,158						$ 7,725	$ 40					$ 0				$ 1,393
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	0
Net income (loss) before noncontrolling interest	21,951						0	0					0				21,951
Net Income attributable to Legacy AON Shareholders	21,951
Ending balance at Dec. 31, 2020	59,629						7,725	$ 60					0				23,344
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity based compensation (in shares)								1,485
Other comprehensive income (loss)	0
Net income (loss) before noncontrolling interest	(105)						0	$ 0					0				(105)
Net Income attributable to Legacy AON Shareholders	(105)
Ending balance (in units) at Dec. 31, 2021					19,495,376	4,703,628			19,495,000	1,843,000
Ending balance at Dec. 31, 2021	59,544						7,725	80	$ 7,725	$ 28,500	$ 80		0				23,239
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Net loss attributable to noncontrolling interest	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated Other Comprehensive Income	(161)												(161)
Equity based compensation	15										15
Other comprehensive income (loss)	(161)
Net Income attributable to Legacy AON Shareholders	1,227																1,227
Ending balance (in units) at Sep. 30, 2022									19,495,000	1,843,000
Ending balance at Sep. 30, 2022	60,625								$ 7,725	$ 28,500	95		(161)				24,466
Ending Balance at Dec. 31, 2022
Ending Balance at Dec. 31, 2022
Beginning balance (in units) at Dec. 31, 2021					19,495,376	4,703,628			19,495,000	1,843,000
Beginning balance at Dec. 31, 2021	59,544						7,725	80	$ 7,725	$ 28,500	$ 80		0				23,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	(117)						0	0					(117)				0
Net income (loss) before noncontrolling interest	2,589						0	0					0				2,589
Net Income attributable to Legacy AON Shareholders	2,589
Ending balance (in units) at Dec. 31, 2022		19,495,376	1,842,520	4,703,628	19,495,376	4,703,628			19,495,000	1,843,000	4,704,000
Ending balance at Dec. 31, 2022	62,016						7,725	80	$ 7,725	$ 28,500	$ 80		(117)		$ (117)		25,828
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Net loss attributable to noncontrolling interest	0
Beginning balance (in units) at Jun. 30, 2022									19,495,000	1,843,000
Beginning balance at Jun. 30, 2022	55,090								$ 7,725	$ 28,500	90		(84)				18,859
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated Other Comprehensive Income	(77)												(77)
Equity based compensation	5										5
Other comprehensive income (loss)	(77)
Net Income attributable to Legacy AON Shareholders	5,607																5,607
Ending balance (in units) at Sep. 30, 2022									19,495,000	1,843,000
Ending balance at Sep. 30, 2022	$ 60,625								$ 7,725	$ 28,500	$ 95		(161)				24,466
Ending Balance (in shares) at Sep. 30, 2023	6,652,000
Ending Balance at Sep. 30, 2023	$ 64,986
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Net loss attributable to noncontrolling interest	(11,924)
Ending Balance at Sep. 30, 2023	369,329
Beginning balance (in units) at Dec. 31, 2022		19,495,376	1,842,520	4,703,628	19,495,376	4,703,628			19,495,000	1,843,000	4,704,000
Beginning balance at Dec. 31, 2022	62,016						$ 7,725	$ 80	$ 7,725	$ 28,500	$ 80		(117)		(117)		25,828
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Other comprehensive income (loss)	190
Net Income attributable to Legacy AON Shareholders	(27,081)
Fair value adjustment to redeemable noncontrolling interest														$ (17,600)			(326,700)
Ending balance (in shares) at Sep. 30, 2023					9,453,604	25,109,551	6,614,000	25,110,000
Ending balance (in units) at Sep. 30, 2023		0	0	0							0
Ending balance at Sep. 30, 2023	(341,223)						$ 1	$ 3						0	21	$ 108	(341,356)
Beginning Balance at Dec. 31, 2022
Redeemable Preferred Stock
Issuance of Class C Units, net of offering costs (in shares)	6,500,000
Issuance of Class C Units, net of offering costs	$ 62,897
Beginning Balance at Dec. 31, 2022
Beginning balance (in units) at Dec. 31, 2022		19,495,376	1,842,520	4,703,628	19,495,376	4,703,628			19,495,000	1,843,000	4,704,000
Beginning balance at Dec. 31, 2022	62,016						$ 7,725	$ 80	$ 7,725	$ 28,500	$ 80		$ (117)		(117)		25,828
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Class A and A-1 preferred returns	(8,174)																(8,174)
Issuance of additional Class A-1 Units pursuant to the Anti-Dilution Feature (in shares)										1,158,000
Issuance of additional Class A-1 Units pursuant to the Anti-Dilution Feature	9,725									$ 9,725
Tax distributions	(1,305)																(1,305)
Capital contribution from noncontrolling interest member	134															134
Accumulated Other Comprehensive Income	178														178
Equity based compensation (in shares)											911,000	1,047,000
Equity based compensation	4,874										$ 10	$ 4,864
Net loss	(27,081)															(26)	(27,055)
Net Income attributable to Legacy AON Shareholders	$ (27,000)
Beginning Balance (in shares) at Jun. 30, 2023	6,500,000
Beginning Balance at Jun. 30, 2023	$ 62,897
Ending Balance (in shares) at Sep. 30, 2023	6,652,000
Ending Balance at Sep. 30, 2023	$ 64,986
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Net loss attributable to noncontrolling interest	(11,924)
Ending Balance at Sep. 30, 2023	369,329
Beginning balance (in units) at Jun. 30, 2023									19,495,000	2,282,000	4,704,000
Beginning balance at Jun. 30, 2023	44,753								$ 7,725	$ 31,040	$ 80				(29)	134	5,803
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of additional Class A-1 Units pursuant to the Anti-Dilution Feature (in shares)										719,000
Issuance of additional Class A-1 Units pursuant to the Anti-Dilution Feature	7,185									$ 7,185
Tax distributions	(1,045)																(1,045)
Accumulated Other Comprehensive Income	90														90
Equity based compensation (in shares)											911,000	1,047,000
Equity based compensation	4,874										$ 10	$ 4,864
Net loss	(15,490)															(26)	(15,464)
Other comprehensive income (loss)	102
Net Income attributable to Legacy AON Shareholders	(15,489)
Ending balance (in shares) at Sep. 30, 2023					9,453,604	25,109,551	6,614,000	25,110,000
Ending balance (in units) at Sep. 30, 2023		0	0	0							0
Ending balance at Sep. 30, 2023	$ (341,223)						$ 1	$ 3						0	21	108	(341,356)
Redeemable Preferred Stock
Reverse Recapitalization, net (in shares)	152,000
Reverse Recapitalization, net	$ 2,089
Ending Balance (in shares) at Sep. 30, 2023	6,652,000
Ending Balance at Sep. 30, 2023	$ 64,986
Increase (Decrease) In Noncontrolling Interest [Roll Forward]
Reverse Recapitalization, net	36,873
Other comprehensive loss attributable to noncontrolling interests	9
Net loss attributable to noncontrolling interest	(11,924)
Fair value adjustment to redeemable noncontrolling interest	344,371
Ending Balance at Sep. 30, 2023	369,329
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Reverse Recapitalization, net (in shares)							6,614,000	25,110,000	(19,495,000)	(3,000,000)	(5,615,000)	(1,047,000)
Reverse Recapitalization, net	(35,429)						$ 1	$ 3	$ (7,725)	$ (38,225)	$ (90)	$ (4,864)		17,602	(42)		(2,089)
Other comprehensive income (loss)	2														2
Net income (loss) before noncontrolling interest	(1,792)																(1,792)
Fair value adjustment to redeemable noncontrolling interest	(344,371)													(17,602)			(326,769)
Ending balance (in shares) at Sep. 30, 2023					9,453,604	25,109,551	6,614,000	25,110,000
Ending balance (in units) at Sep. 30, 2023		0	0	0							0
Ending balance at Sep. 30, 2023	$ (341,223)						$ 1	$ 3						$ 0	$ 21	$ 108	$ (341,356)